Significant Accounting Policies (Details) - USD ($)	10 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Net loss attributable to NaturalShrimp Inc.		$ (11,769)	$ 145,189
Redeemable Shares [Member]
Net loss attributable to NaturalShrimp Inc.			$ 106,441
Weighted-average shares outstanding			7,972,527
Basic and diluted net income per share			$ 0.01
Non Redeemable Shares [Member]
Net loss attributable to NaturalShrimp Inc.	$ (11,769)		$ 38,748
Weighted-average shares outstanding	2,500,000		2,902,212
Basic and diluted net income per share	$ (0.00)		$ 0.01